Note 10 - Goodwill and Intangible Assets - Reconciliation of the Carrying Amounts of Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning of the year	$ 530,325	$ 528,926
Additions, net of government grants	12,721	12,013
Reclassification		(801)
Amortization	(8,190)	(6,662)
Disposals	(4,011)	(2,888)
Impairment	(1,946)	(113)
Effect of movements in exchange rates	556	(151)
End of the year	529,456	530,325
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning of the year	429,742	429,856
Additions, net of government grants	0	0
Reclassification		0
Amortization	0	0
Disposals	0	0
Impairment	0	0
Effect of movements in exchange rates	581	(114)
End of the year	430,323	429,742
Trademark [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning of the year	70,600	70,600
Additions, net of government grants	0	0
Reclassification		0
Amortization	0	0
Disposals	0	0
Impairment	0	0
Effect of movements in exchange rates	0	0
End of the year	70,600	70,600
Customer relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning of the year	17,630	20,210
Additions, net of government grants	0	0
Reclassification		0
Amortization	(2,580)	(2,580)
Disposals	0	0
Impairment	0	0
Effect of movements in exchange rates	0	0
End of the year	15,050	17,630
Technology [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning of the year	9,249	6,200
Additions, net of government grants	9,699	7,263
Reclassification		0
Amortization	(5,608)	(4,079)
Disposals	0	0
Impairment	(127)	(113)
Effect of movements in exchange rates	4	(22)
End of the year	13,216	9,249
Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning of the year	3,103	2,059
Additions, net of government grants	3,023	4,749
Reclassification		(801)
Amortization	(2)	(2)
Disposals	(4,011)	(2,888)
Impairment	(1,819)	0
Effect of movements in exchange rates	(28)	(14)
End of the year	266	3,103
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning of the year	599,231
End of the year	607,120	599,231
Cost [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning of the year	432,823
End of the year	433,404	432,823
Cost [member] | Trademark [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning of the year	70,600
End of the year	70,600	70,600
Cost [member] | Customer relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning of the year	40,732
End of the year	40,732	40,732
Cost [member] | Technology [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning of the year	48,104
End of the year	57,805	48,104
Cost [member] | Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning of the year	6,970
End of the year	4,579	6,970
Accumulated Depreciation and Impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning of the year	(68,905)
End of the year	(77,664)	(68,905)
Accumulated Depreciation and Impairment [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning of the year	(3,081)
End of the year	(3,081)	(3,081)
Accumulated Depreciation and Impairment [member] | Trademark [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning of the year	0
End of the year	0	0
Accumulated Depreciation and Impairment [member] | Customer relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning of the year	(23,102)
End of the year	(25,682)	(23,102)
Accumulated Depreciation and Impairment [member] | Technology [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning of the year	(38,854)
End of the year	(44,589)	(38,854)
Accumulated Depreciation and Impairment [member] | Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning of the year	(3,867)
End of the year	$ (4,313)	$ (3,867)